Consolidated Balance Sheets - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents		$ 7,832,552	$ 7,918,675
Short-term investments			1,163,552
Accounts receivable		5,078,419	1,993,237
Prepayments		325,496	562,575
Due from a related party		14,364
Other current assets		1,258,040	923,318
Total Current Assets		14,508,871	12,561,357
Property and equipment, net		1,889,973	669,905
Land use rights, net		366,409	392,761
Intangible assets, net		37,323	44,054
Right of use assets		245,982
Deferred tax assets		688,994	378,047
Total Assets		17,737,552	14,046,124
Current Liabilities
Short-term borrowings			727,220
Accounts payable		117,064	23,625
Advances from customers		73,961	553,409
Deferred government grants, current portion		323,192	407,243
Income tax payable		897,892	288,111
Operating lease liabilities, current portion		210,219
Accrued expenses and other liabilities		735,334	333,901
Total Current Liabilities		2,357,662	2,333,509
Deferred government grants, noncurrent portion			327,249
Operating lease liabilities, noncurrent portion		41,363
Total Liabilities		2,399,025	2,660,758
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital		12,044,855	11,945,979
Statutory reserve		415,813	20,539
Retained earnings (Accumulated deficit)		3,267,087	(384,309)
Accumulated other comprehensive loss		(344,771)	(171,167)
Total Zhongchao Inc.’s Shareholders’ Equity		15,385,144	11,413,202
Noncontrolling interests		(46,617)	(27,836)
Total Shareholders’ Equity		15,338,527	11,385,366
Total Liabilities and Shareholders' Equity		17,737,552	14,046,124
Class A Ordinary Share
Shareholders’ Equity
Ordinary shares	[1]	1,610	1,610
Total Shareholders’ Equity		1,610	1,610
Class B Ordinary Share
Shareholders’ Equity
Ordinary shares	[1]	550	550
Total Shareholders’ Equity		$ 550	$ 550

[1]	The number of shares are presented on a retroactive basis to reflect the reorganization.